Fair Value of Financial Instruments and Interest Rate Risk - Level 3 Schedule (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	$ 25,162	$ 36,879	$ 40,723
Impaired loans	161,904	111,265	154,512
Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other real estate owned	25,162	36,879	40,723
Impaired loans	$ 161,904	$ 111,265	$ 154,512